Second Mortgage Payable (Details Narrative) - USD ($)	9 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Note payable	$ 1,760,000	$ 0
Interest rate	6.00%
Maturity date	Aug. 23, 2024
Non-related party One [Member]
Interest rate	15.00%
Maturity date	Aug. 15, 2024